ACCOUNTING POLICIES (Impairment) (Details)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	9.80%
Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	9.80%	11.68%
Argentina | Subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	14.30%